T. ROWE PRICE QM U.S. Bond Index Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.5%
Car Loan  1.6%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 272 273
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 109 109
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.45%, 12/26/31 (1) 170 170
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 218
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,784
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 641
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  365 366
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 624
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,465 1,476
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 900 900
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 167
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 117
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 530 530
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 795

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,775 1,775
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  1,155 1,155
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 2,006
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,605
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 140 142
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,240 1,240
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 644
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  2,885 2,862
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 4,300 4,285
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 858
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 168
Toyota Lease Owner Trust
Series 2025-A, Class A4
4.81%, 6/20/29 (1) 1,225 1,234
Wheels Fleet Lease Funding 1
Series 2025-2A, Class A1
4.41%, 5/18/40 (1) 4,330 4,329
30,473
Other Asset-Backed Securities  2.7%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,215 3,214
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 10/20/34 (1) 4,600 4,600

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.678%, 10/15/37 (1) 1,420 1,424
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 142 142
Barings
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.959%, 1/18/35 (1) 2,275 2,277
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.768%, 4/15/30 (1) 965 966
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.649%, 1/18/38 (1) 935 937
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,420
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 627
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 742 722
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,601 1,492
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 345 354
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 277 283
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.822%, 1/17/37 (1) 1,160 1,163
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.675%, 1/20/38 (1) 1,710 1,714
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 956 981

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.378%, 10/15/30 (1) 270 270
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.902%, 4/22/37 (1) 730 733
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.688%, 7/15/35 (1) 1,315 1,319
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 50 48
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.068%, 1/15/36 (1) 1,080 1,083
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.608%, 10/15/32 (1) 1,247 1,248
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 367 362
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 111 108
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 1,245 1,245
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.665%, 11/26/37 (1) 2,370 2,378
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 21 21
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 293 295
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 848 853
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 2,435 2,442
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 178 179

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Post Road Equipment Finance
Series 2025-1A, Class A2
4.90%, 5/15/31 (1) 1,665 1,669
Progress Residential Trust
Series 2021-SFR5, Class A
1.427%, 7/17/38 (1) 340 332
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 696
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 862
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,285 1,285
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,272
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 688 700
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 1,045 1,047
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/25/37 (1) 2,310 2,318
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,994 (2)(3)(4) 1,994 1,994
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,061 1,049
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 147 149
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 101
49,475
Student Loan  0.2%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 257 253
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 508 488

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 158 147
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 131 123
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 163 161
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 245 236
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 701 659
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,517 1,373
3,440
Total Asset-Backed Securities
(Cost $83,415) 83,388
CORPORATE BONDS  24.8%
FINANCIAL INSTITUTIONS  10.0%
Banking  5.8%
Ally Financial, 2.20%, 11/2/28  1,505 1,389
American Express, 4.90%, 2/13/26  3,385 3,389
American Express, VR, 4.918%, 7/20/33 (5) 550 551
Banco Santander, 3.49%, 5/28/30  600 569
Bank of America, 3.50%, 4/19/26  600 596
Bank of America, 6.00%, 10/15/36  300 318
Bank of America, 7.75%, 5/14/38  150 178
Bank of America, VR, 2.592%, 4/29/31 (5) 1,875 1,710
Bank of America, VR, 2.676%, 6/19/41 (5) 1,575 1,121
Bank of America, VR, 3.824%, 1/20/28 (5) 2,280 2,257
Bank of America, VR, 4.244%, 4/24/38 (5) 45 41
Bank of America, VR, 5.425%, 8/15/35 (5) 2,000 1,997
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5) 1,440 1,580
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,574
Barclays, VR, 5.674%, 3/12/28 (5) 1,045 1,062
Barclays, VR, 5.69%, 3/12/30 (5) 2,840 2,924
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,865 1,901
BNP Paribas, VR, 5.497%, 5/20/30 (1)(5) 2,750 2,823

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One, 2.70%, 2/6/30  2,000 1,841
Capital One Financial, 3.65%, 5/11/27  1,430 1,411
Capital One Financial, VR, 2.359%, 7/29/32 (5) 3,700 3,139
Capital One Financial, VR, 6.051%, 2/1/35 (5) 365 380
Citigroup, 5.875%, 1/30/42  450 465
Citigroup, VR, 3.887%, 1/10/28 (5) 2,050 2,030
Citigroup, VR, 4.075%, 4/23/29 (5) 1,920 1,897
Danske Bank, VR, 5.705%, 3/1/30 (1)(5) 470 487
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5) 460 482
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,234
Goldman Sachs Group, 4.25%, 10/21/25  825 824
Goldman Sachs Group, 6.75%, 10/1/37  455 500
Goldman Sachs Group, VR, 5.734%, 1/28/56 (5) 2,645 2,659
HSBC Bank USA, 5.875%, 11/1/34  550 580
HSBC Holdings, VR, 2.013%, 9/22/28 (5) 3,345 3,168
HSBC Holdings, VR, 6.332%, 3/9/44 (5) 1,725 1,842
ING Groep, VR, 5.55%, 3/19/35 (5) 1,655 1,683
ING Groep, VR, 6.114%, 9/11/34 (5) 740 787
JPMorgan Chase, 2.95%, 10/1/26  980 964
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,230 1,140
JPMorgan Chase, VR, 3.782%, 2/1/28 (5) 990 975
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 4,905 4,307
JPMorgan Chase, VR, 5.299%, 7/24/29 (5) 3,170 3,246
JPMorgan Chase, VR, 5.576%, 7/23/36 (5) 1,315 1,333
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (5) 1,455 1,460
Morgan Stanley, 3.125%, 7/27/26  2,000 1,975
Morgan Stanley, 4.30%, 1/27/45  750 636
Morgan Stanley, 6.25%, 8/9/26  175 178
Morgan Stanley, VR, 3.217%, 4/22/42 (5) 830 626
Morgan Stanley, VR, 5.656%, 4/18/30 (5) 2,975 3,077
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (5) 3,785 3,806
PNC Financial Services Group, VR, 4.758%, 1/26/27 (5) 1,920 1,918
PNC Financial Services Group, VR, 5.373%, 7/21/36 (5) 495 500
Santander Holdings USA, VR, 6.342%, 5/31/35 (5) 1,925 2,023
Santander Holdings USA, VR, 6.499%, 3/9/29 (5) 885 920
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,965
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,239
Societe Generale, VR, 6.066%, 1/19/35 (1)(5)(6) 1,305 1,349
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,762
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,242
Truist Financial, 1.95%, 6/5/30  1,470 1,301
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 665 683
UBS Group, VR, 1.364%, 1/30/27 (1)(5) 1,700 1,673

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.393%, 6/2/28 (5) 2,415 2,325
Wells Fargo, VR, 2.879%, 10/30/30 (5) 2,925 2,728
Wells Fargo, VR, 5.574%, 7/25/29 (5) 1,250 1,288
Wells Fargo, VR, 5.707%, 4/22/28 (5) 1,895 1,932
Wells Fargo, VR, 6.303%, 10/23/29 (5) 1,380 1,453
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,974
107,387
Brokerage Asset Managers Exchanges  0.3%
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,438
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,637
LPL Holdings, 5.65%, 3/15/35  3,700 3,701
6,776
Finance Companies  0.2%
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,620
GATX, 6.05%, 3/15/34  1,785 1,881
3,501
Insurance  2.5%
Allstate, 6.125%, 12/15/32  150 157
American International Group, 3.875%, 1/15/35  425 385
Aon, 3.875%, 12/15/25  405 404
Aon Corp., 5.00%, 9/12/32  3,075 3,112
Arthur J Gallagher, 4.85%, 12/15/29  445 448
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,343
Athene Global Funding, 5.033%, 7/17/30 (1) 990 995
Centene, 3.375%, 2/15/30  3,095 2,784
CNO Global Funding, 4.95%, 9/9/29 (1) 515 518
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,080
Elevance Health, 4.55%, 3/1/48  1,135 930
Elevance Health, 4.65%, 1/15/43  485 421
Enact Holdings, 6.25%, 5/28/29  505 521
Equitable America Global Funding, 4.65%, 6/9/28 (1) 1,915 1,920
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,607
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,104
Humana, 5.375%, 4/15/31  785 798
Humana, 5.95%, 3/15/34  835 865
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 2,970 2,974
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,637
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,218
Liberty Mutual Group, 4.85%, 8/1/44 (1)(6) 1,370 1,174
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,977
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,032
Principal Financial Group, 2.125%, 6/15/30  1,900 1,691
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,086

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,776
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,133
Travelers, 6.25%, 6/15/37  225 247
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,565
UnitedHealth Group, 4.40%, 6/15/28  330 330
UnitedHealth Group, 4.75%, 7/15/45  900 782
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,702
Willis North America, 4.50%, 9/15/28  1,110 1,112
45,847
Real Estate Investment Trusts  1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,467
Brixmor Operating Partnership, 3.90%, 3/15/27  495 490
Brixmor Operating Partnership, 4.05%, 7/1/30  760 737
Essex Portfolio, 2.65%, 3/15/32  660 577
Essex Portfolio, 4.50%, 3/15/48  1,455 1,223
Extra Space Storage, 4.00%, 6/15/29  15 15
Healthcare Realty Holdings, 3.625%, 1/15/28  605 588
Healthpeak OP, 2.125%, 12/1/28  710 657
Healthpeak OP, 2.875%, 1/15/31  420 382
Kilroy Realty, 4.375%, 10/1/25  335 335
Prologis, 4.00%, 9/15/28  2,110 2,089
Public Storage Operating, 1.95%, 11/9/28  1,285 1,194
Realty Income, 2.20%, 6/15/28  685 646
Realty Income, 3.95%, 8/15/27  835 829
Realty Income, 4.625%, 11/1/25  1,775 1,774
Regency Centers, 3.60%, 2/1/27  350 346
Regency Centers, 4.125%, 3/15/28  520 517
Regency Centers, 4.40%, 2/1/47  2,000 1,666
Regency Centers, 5.25%, 1/15/34  1,340 1,360
Simon Property Group, 3.80%, 7/15/50  2,830 2,106
Welltower OP, 5.125%, 7/1/35  3,390 3,364
22,372
Total Financial Institutions 185,883
INDUSTRIAL  12.6%
Basic Industry  0.2%
Air Products & Chemicals, 1.50%, 10/15/25  150 149
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 558
Freeport-McMoRan, 5.45%, 3/15/43  274 259
Nutrien, 4.00%, 12/15/26  525 520

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,414
3,900
Capital Goods  1.2%
Amphenol, 4.75%, 3/30/26  310 310
Amphenol, 5.05%, 4/5/29  925 946
Boeing, 3.60%, 5/1/34  2,000 1,771
Boeing, 6.528%, 5/1/34  1,715 1,870
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,280
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,675
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,206
John Deere Capital, 4.40%, 9/8/31  2,530 2,516
John Deere Capital, 4.50%, 1/8/27  1,840 1,846
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,324
Lockheed Martin, 4.07%, 12/15/42  184 153
Owens Corning, 5.70%, 6/15/34  1,235 1,282
Regal Rexnord, 6.40%, 4/15/33  1,640 1,728
22,907
Communications  1.6%
America Movil, 6.375%, 3/1/35  300 326
AT&T, 4.35%, 3/1/29  1,020 1,017
AT&T, 5.40%, 2/15/34  2,415 2,460
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,095
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,159
Charter Communications Operating, 6.10%, 6/1/29  690 719
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 67
Comcast, 3.95%, 10/15/25  845 844
Comcast, 5.50%, 5/15/64  2,490 2,295
Crown Castle, 2.25%, 1/15/31  1,665 1,450
Crown Castle, 3.70%, 6/15/26  700 694
Meta Platforms, 5.60%, 5/15/53  1,825 1,806
NTT Finance, 4.876%, 7/16/30 (1) 1,160 1,167
Omnicom Group, 3.60%, 4/15/26  695 690
Rogers Communications, 3.625%, 12/15/25  335 334
Rogers Communications, 5.00%, 2/15/29  1,615 1,636
Rogers Communications, 5.30%, 2/15/34  1,885 1,890
T-Mobile USA, 3.75%, 4/15/27  3,565 3,521
Time Warner Cable, 6.55%, 5/1/37  235 241
Time Warner Cable, 6.75%, 6/15/39  2,580 2,644
Verizon Communications, 1.68%, 10/30/30  625 541
Verizon Communications, 4.00%, 3/22/50  1,500 1,150
Walt Disney, 3.70%, 10/15/25  285 284
29,039

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical  2.3%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,054
American Honda Finance, 4.55%, 7/9/27  1,645 1,647
American Honda Finance, 4.90%, 3/12/27  2,790 2,807
AutoZone, 1.65%, 1/15/31  2,000 1,710
AutoZone, 3.125%, 4/21/26  445 440
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,398
CBRE Services, 5.50%, 4/1/29  580 597
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 561
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,431
Ford Motor Credit, 7.122%, 11/7/33  635 660
General Motors Financial, 5.55%, 7/15/29  600 611
Home Depot, 5.875%, 12/16/36  3,000 3,197
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,486
Hyundai Capital America, 4.90%, 6/23/28 (1) 1,950 1,959
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 507
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 824
Lowe's, 4.45%, 4/1/62  1,890 1,446
McDonald's, 1.45%, 9/1/25  935 932
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,934
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,416
O'Reilly Automotive, 5.75%, 11/20/26  390 396
PACCAR Financial, 5.00%, 5/13/27  3,070 3,110
PACCAR Financial, 5.20%, 11/9/26  2,895 2,929
Ross Stores, 1.875%, 4/15/31  300 257
TJX, 1.60%, 5/15/31  1,425 1,221
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,952
Uber Technologies, 4.30%, 1/15/30  2,710 2,680
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 495
42,697
Consumer Non-Cyclical  2.8%
AbbVie, 3.20%, 5/14/26  225 223
AbbVie, 4.45%, 5/14/46  1,280 1,092
AbbVie, 4.50%, 5/14/35  1,235 1,188
AbbVie, 4.70%, 5/14/45  1,385 1,231
AbbVie, 4.80%, 3/15/29  1,315 1,334
Amgen, 2.60%, 8/19/26  1,275 1,250
Amgen, 2.77%, 9/1/53  1,239 724
Amgen, 5.15%, 3/2/28  1,615 1,643
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 30
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,337
Banner Health, 1.897%, 1/1/31  850 741

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BAT Capital, 4.39%, 8/15/37  3,395 3,017
BAT Capital, 5.834%, 2/20/31  845 885
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,527
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 850
Cardinal Health, 3.75%, 9/15/25  905 903
Centra Health, 4.70%, 1/1/48  25 20
Cigna Group, 4.90%, 12/15/48  2,100 1,819
CommonSpirit Health, 2.782%, 10/1/30  980 894
CommonSpirit Health, 3.91%, 10/1/50  40 29
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 967
CVS Health, 5.125%, 7/20/45  925 808
CVS Health, 5.40%, 6/1/29  1,360 1,393
CVS Health, 6.00%, 6/1/63  2,705 2,576
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,361
HCA, 4.125%, 6/15/29  1,695 1,657
HCA, 5.45%, 9/15/34  890 894
Icon Investments Six, 5.849%, 5/8/29  300 310
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 810
IQVIA, 6.25%, 2/1/29  735 766
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,179
Keurig Dr Pepper, 2.55%, 9/15/26  450 441
Mars, 4.60%, 3/1/28 (1) 2,120 2,132
MedStar Health, Series 20A, 3.626%, 8/15/49  920 621
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 474
Merck, 5.00%, 5/17/53  810 735
Mondelez International, 4.75%, 2/20/29  3,800 3,846
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,726
Northwell Healthcare, 3.979%, 11/1/46  1,275 980
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,725 1,676
Revvity, 1.90%, 9/15/28  1,575 1,453
Solventum, 5.40%, 3/1/29  1,735 1,784
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 334
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,373
53,038
Energy  2.0%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,962
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,272
Cameron LNG, 2.902%, 7/15/31 (1) 520 471
Cameron LNG, 3.701%, 1/15/39 (1) 430 357
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,393
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,911

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Diamondback Energy, 5.15%, 1/30/30  550 559
Enbridge, 4.25%, 12/1/26  355 356
Enbridge, 4.60%, 6/20/28  340 341
Enbridge, 5.50%, 12/1/46  555 527
Enbridge, 5.625%, 4/5/34  795 812
Enbridge, 6.70%, 11/15/53  610 655
Enbridge Energy Partners, 5.50%, 9/15/40  170 164
Energy Transfer, 5.60%, 9/1/34  1,505 1,522
Eni, 5.50%, 5/15/34 (1) 845 851
Eni, 5.95%, 5/15/54 (1) 930 893
Enterprise Products Operating, 4.30%, 6/20/28  1,145 1,144
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,854
EOG Resources, 4.40%, 7/15/28  1,295 1,299
HF Sinclair, 5.75%, 1/15/31  814 831
Kinder Morgan, 5.20%, 6/1/33  1,800 1,805
Marathon Petroleum, 5.15%, 3/1/30  1,955 1,987
MPLX, 5.65%, 3/1/53  1,600 1,451
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,411
ONEOK, 4.75%, 10/15/31  1,340 1,323
Pioneer Natural Resources, 1.125%, 1/15/26  695 684
Pioneer Natural Resources, 5.10%, 3/29/26  635 635
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 809
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 651
Spectra Energy Partners, 3.375%, 10/15/26  460 453
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 661
Williams, 4.625%, 6/30/30  1,480 1,470
Williams, 4.85%, 3/1/48  190 163
Williams, 4.90%, 3/15/29  1,415 1,430
Woodside Finance, 3.70%, 9/15/26 (1) 330 326
Woodside Finance, 3.70%, 3/15/28 (1) 435 423
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,413
37,269
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,220
President & Fellows of Harvard College, 3.619%, 10/1/37 (6) 385 337
1,557
Technology  1.6%
Atlassian, 5.25%, 5/15/29  760 774
Broadcom, 4.60%, 7/15/30  1,115 1,117
Broadcom, 4.80%, 4/15/28  3,290 3,329
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,087
Dell International, 8.35%, 7/15/46  1,444 1,829
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,156

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 784
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 924
Motorola Solutions, 5.00%, 4/15/29  835 847
NXP, 3.15%, 5/1/27  395 386
Oracle, 5.375%, 7/15/40  2,925 2,802
Oracle, 6.90%, 11/9/52  1,375 1,504
Qorvo, 4.375%, 10/15/29  559 542
RELX Capital, 3.00%, 5/22/30  1,120 1,053
Roper Technologies, 2.00%, 6/30/30  575 508
Roper Technologies, 3.80%, 12/15/26  660 654
ServiceNow, 1.40%, 9/1/30  3,710 3,202
Texas Instruments, 5.05%, 5/18/63  2,150 1,949
TR Finance, 3.35%, 5/15/26  225 222
VMware, 1.40%, 8/15/26  3,475 3,368
29,047
Transportation  0.8%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  26 23
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 108
Canadian National Railway, 5.85%, 11/1/33  920 987
Canadian National Railway, 6.25%, 8/1/34  95 104
Canadian Pacific Railway, 1.75%, 12/2/26  845 815
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,066
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 820
Canadian Pacific Railway, 4.70%, 5/1/48  720 631
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 223
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,591
FedEx, 4.40%, 1/15/47 (1) 6,500 5,092
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,611
Transurban Finance, 3.375%, 3/22/27 (1) 235 231
Transurban Finance, 4.125%, 2/2/26 (1)(6) 185 184
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  571 532
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  840 783
14,801
Total Industrial 234,255
UTILITY  2.2%
Electric  1.8%
Ameren, 5.70%, 12/1/26  1,820 1,843
American Electric Power, 5.20%, 1/15/29  2,595 2,652
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 182
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 112
CMS Energy, 4.875%, 3/1/44  635 561
DTE Energy, 5.10%, 3/1/29  2,645 2,690
DTE Energy, 5.85%, 6/1/34  390 408

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Duke Energy, 2.65%, 9/1/26  355 348
Duke Energy Florida, 6.35%, 9/15/37  170 185
Duke Energy Progress, 5.35%, 3/15/53  600 575
Duke Energy Progress, 6.30%, 4/1/38  100 108
Exelon, 3.40%, 4/15/26  1,815 1,799
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,291
FirstEnergy Transmission, 5.00%, 1/15/35  610 603
Florida Power & Light, 5.30%, 6/15/34  3,040 3,120
Georgia Power, 4.95%, 5/17/33  895 899
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,741
Nevada Power, Series N, 6.65%, 4/1/36  400 438
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,208
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,356
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 1,165 1,154
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,886
PECO Energy, 5.95%, 10/1/36  150 160
Public Service Electric & Gas, 5.70%, 12/1/36  180 187
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 176
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,407
Southern, 4.40%, 7/1/46  1,935 1,607
Southern, 5.70%, 3/15/34  725 752
Southern California Edison, 5.15%, 6/1/29  2,105 2,126
Southwestern Public Service, 6.00%, 6/1/54  365 367
Tampa Electric, 6.15%, 5/15/37  700 742
33,683
Natural Gas  0.4%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 383
APA Infrastructure, 5.125%, 9/16/34 (1) 475 467
Engie, 5.625%, 4/10/34 (1) 660 679
NiSource, 1.70%, 2/15/31  1,280 1,092
NiSource, 3.49%, 5/15/27  710 697
NiSource, 3.95%, 3/30/48  1,000 764
NiSource, 5.35%, 4/1/34  1,850 1,878
Southern California Gas, Series KK, 5.75%, 11/15/35  140 144
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,716
7,820
Total Utility 41,503
Total Corporate Bonds
(Cost $476,831) 461,641

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.8%
Local Authorities  0.8%
Province of Alberta, 3.30%, 3/15/28  1,605 1,576
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,418
Province of British Columbia, 4.20%, 7/6/33  2,644 2,581
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 1,994
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,515
Province of Ontario, 3.70%, 9/17/29  4,360 4,280
Province of Quebec, Series PD, 7.50%, 9/15/29  104 117
14,481
Owned No Guarantee  0.0%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 279
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)(6) 570 533
812
Sovereign  1.0%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 2,720 2,736
Government of Qatar, 3.75%, 4/16/30 (1)(6) 730 717
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,092
Republic of Chile, 5.65%, 1/13/37  3,740 3,865
Republic of Peru, 5.375%, 2/8/35  740 739
Republic of Poland, Series 10Y, 3.25%, 4/6/26  890 885
Republic of Poland, Series 30Y, 5.50%, 3/18/54  2,365 2,219
United Mexican States, 2.659%, 5/24/31  5,154 4,452
17,705
Total Foreign Government Obligations & Municipalities
(Cost $33,545) 32,998
MUNICIPAL SECURITIES  2.0%
California  0.3%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 390
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 988
California, Build America, GO, 7.625%, 3/1/40  1,350 1,603
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (7) 240 241
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 801
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 439
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 283

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 562
5,307
Florida  0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,130
1,130
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,634
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,692 1,813
4,447
Illinois  0.1%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,479
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 574
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 336
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 493
2,882
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,722
1,722
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,339
1,339
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,956
1,956
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,186
1,186
New York  0.2%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 736
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 704
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,315 1,387
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 146
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 39
3,012

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,113
2,113
Oregon  0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 2,011
2,011
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  175 174
174
Texas  0.3%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,170
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 714
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,851
5,788
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 556
556
Wisconsin  0.2%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,719
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,575
3,294
Total Municipal Securities
(Cost $42,417) 36,917
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.1%
Collateralized Mortgage Obligations  2.3%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 261 238
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 876 755
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 775 659
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 199 191

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 762 679
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,723 (2)(3)(4) 1,723 1,732
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 934 801
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 79 78
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 2,040 2,040
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
6.65%, 5/25/43 (1) 1,680 1,714
Connecticut Avenue Securities Trust
Series 2025-R05, Class 2M1, CMO, ARM, SOFR30A + 1.20%,
5.519%, 7/25/45 (1) 2,565 2,567
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 477 477
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 87 82
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 512 478
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 32 29
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 2,800 2,800
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 941 792
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 516 513
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 4,500 4,500
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 595 576
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (1) 380 380
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 365 365
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.53%, 5/25/65 (1) 1,313 1,317
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,410 3,410
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,090 1,087

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 102 92
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
5.567%, 10/25/59 (1) 22 22
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1) 2,820 2,828
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO,STEP, 5.582%, 12/25/44 (1) 320 321
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 78 73
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.446%, 11/25/63 (1) 1,400 1,394
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 2 2
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 182 180
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 209 197
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
5.20%, 11/25/41 (1) 507 506
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.30%, 2/25/45 (1) 856 856
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.803%, 12/25/64 (1) 5,266 5,267
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 388 345
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,186 1,185
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,278 1,284
42,812
Commercial Mortgage-Backed Securities  1.8%
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  785 819
BANK5
Series 2025-5YR14, Class A3, 5.646%, 4/15/58  3,310 3,432
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.616%,
11/15/34 (1) 545 8
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 428
BBCMS Mortgage Trust
Series 2025-C35, Class A5, ARM, 5.586%, 7/15/58  615 637

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,650
BMO Mortgage Trust
Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58  1,270 1,335
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 5.665%,
1/15/42 (1) 3,185 3,180
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 5.486%,
3/15/30 (1) 4,089 4,081
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 2,115 2,122
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4, 3.778%, 9/10/58  308 307
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.984%,
8/15/41 (1) 685 685
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1) 1,720 1,763
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1) 1,096 1,070
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 6.076%,
10/15/33 (1) 1,625 1,617
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.557%,
4/15/38 (1) 3,180 3,186
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS, 4.068%, 12/15/47  1,390 1,382
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 2,780 2,485
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.933%,
6/15/39 (1) 660 659
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 490 491
33,337
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 27 27

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.967%, 10/25/59 (1) 510 521
548
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $78,145) 76,697
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.7%
U.S. Government Agency Obligations  20.3%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  308 297
3.00%, 12/1/42 - 4/1/47  2,427 2,146
3.50%, 3/1/42 - 3/1/46  1,829 1,695
4.00%, 9/1/40 - 8/1/45  653 623
4.50%, 8/1/39 - 10/1/41  324 320
5.00%, 9/1/33 - 8/1/40  247 249
5.50%, 1/1/35 - 12/1/39  67 69
6.00%, 10/1/32 - 8/1/38  57 59
6.50%, 12/1/28 - 1/1/36  27 28
7.00%, 11/1/30 - 6/1/32  3 3
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  15 15
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  4 4
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  3 3
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  8 8
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  3 3
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  10 10
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  31,000 24,600
2.50%, 3/1/42 - 5/1/52  26,772 22,174
3.00%, 3/1/35 - 9/1/52  10,615 9,305
3.50%, 5/1/31 - 11/1/54  5,834 5,293
4.00%, 6/1/37 - 1/1/54  3,196 2,985
4.50%, 9/1/37 - 10/1/53  3,517 3,344
5.00%, 12/1/41 - 6/1/55  7,132 6,973
5.50%, 8/1/53 - 2/1/55  14,973 14,969
6.00%, 4/1/54 - 6/1/55  12,186 12,375
6.50%, 5/1/54 - 1/1/55  6,612 6,836
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  185 182
4.40%, 10/25/30  6,065 6,073

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,313
3.71%, 9/25/32  4,545 4,318
4.43%, 2/25/33  3,725 3,692
Federal National Mortgage Assn.
3.50%, 6/1/43  5 5
4.00%, 11/1/40  299 288
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.964%, 7/1/35  3 3
RFUCCT1Y + 1.588%, 6.623%, 7/1/36  7 7
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.73%, 1/1/37  1 1
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,924 5,984
2.00%, 8/1/28 - 5/1/52  80,880 65,834
2.50%, 5/1/30 - 1/1/54  45,877 38,456
3.00%, 10/1/32 - 9/1/52  23,703 21,130
3.50%, 11/1/25 - 1/1/52  17,880 16,415
4.00%, 6/1/37 - 9/1/52  13,912 13,027
4.50%, 9/1/35 - 2/1/54  13,340 12,839
5.00%, 11/1/33 - 7/1/53  4,035 3,980
5.50%, 12/1/34 - 2/1/55  15,065 15,093
6.00%, 2/1/33 - 1/1/55  19,952 20,349
6.50%, 1/1/32 - 7/1/55  11,149 11,527
7.00%, 2/1/30 - 11/1/36  7 8
7.50%, 12/1/30  — —
UMBS, TBA (8)
4.50%, 8/1/55  2,415 2,291
5.00%, 8/15/55  13,945 13,571
378,777
U.S. Government Obligations  5.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  670 596
2.00%, 1/20/51 - 5/20/52  19,991 16,142
2.50%, 8/20/50 - 1/20/52  22,049 18,554
3.00%, 9/15/42 - 6/20/52  17,980 15,763
3.50%, 9/15/41 - 7/20/52  11,694 10,652
4.00%, 2/15/41 - 10/20/52  9,832 9,167
4.50%, 9/15/34 - 4/20/53  5,953 5,725
5.00%, 1/20/33 - 6/20/49  2,734 2,716
5.50%, 10/20/32 - 9/20/54  1,728 1,743
6.00%, 8/15/33 - 11/20/52  1,725 1,762

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 1/15/29 - 8/15/29  1 1
7.50%, 6/15/26 - 3/15/32  23 24
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  70 64
3.50%, 10/20/50  1,015 836
Government National Mortgage Assn., TBA (8)
4.00%, 8/15/55  2,285 2,104
5.00%, 8/20/55  5,485 5,353
5.50%, 8/20/55  7,900 7,879
6.00%, 8/15/55  780 790
99,871
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $505,116) 478,648
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  36.3%
U.S. Government Agency Obligations  0.0%
Federal National Mortgage Assn., 6.25%, 5/15/29 (6) 342 370
Federal National Mortgage Assn., 6.625%, 11/15/30 (6) 500 562
932
U.S. Treasury Obligations  36.3%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,541
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,517
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 19,885
U.S. Treasury Bonds, 2.00%, 8/15/51 (9) 5,550 3,150
U.S. Treasury Bonds, 2.25%, 8/15/49  50 31
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,376
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 887
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,482
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,303
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,203
U.S. Treasury Bonds, 3.00%, 11/15/44  1,500 1,141
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,141
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,559
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,331
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,622
U.S. Treasury Bonds, 3.00%, 8/15/48  60 44
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 2,986
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,553
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,116
U.S. Treasury Bonds, 3.625%, 5/15/53 (9) 13,045 10,480
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,825

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,444
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,188
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,570
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,424
U.S. Treasury Bonds, 4.25%, 8/15/54  11,335 10,194
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 13,913
U.S. Treasury Bonds, 4.625%, 11/15/44  13,935 13,482
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,234
U.S. Treasury Bonds, 4.625%, 2/15/55  12,000 11,497
U.S. Treasury Bonds, 4.75%, 2/15/41  35 35
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,234
U.S. Treasury Bonds, 4.75%, 2/15/45  2,900 2,850
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,608
U.S. Treasury Notes, 0.50%, 8/31/27  50 47
U.S. Treasury Notes, 1.875%, 2/28/27  1,260 1,219
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,481
U.S. Treasury Notes, 2.75%, 7/31/27  7,945 7,763
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,812
U.S. Treasury Notes, 3.375%, 5/15/33  885 836
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,899
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,478
U.S. Treasury Notes, 3.875%, 3/31/27  14,425 14,396
U.S. Treasury Notes, 3.875%, 4/30/30  63,545 63,351
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,310
U.S. Treasury Notes, 4.00%, 2/28/30  10,890 10,921
U.S. Treasury Notes, 4.00%, 3/31/30  17,700 17,740
U.S. Treasury Notes, 4.00%, 5/31/30  12,200 12,230
U.S. Treasury Notes, 4.125%, 10/31/26  8,170 8,169
U.S. Treasury Notes, 4.125%, 9/30/27  6,210 6,235
U.S. Treasury Notes, 4.125%, 10/31/27  29,975 30,100
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,586
U.S. Treasury Notes, 4.125%, 11/30/29  38,340 38,631
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 6,973
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,099
U.S. Treasury Notes, 4.25%, 1/31/30  16,980 17,192
U.S. Treasury Notes, 4.25%, 11/15/34  31,705 31,508
U.S. Treasury Notes, 4.375%, 11/30/28  835 847
U.S. Treasury Notes, 4.375%, 12/31/29  27,220 27,696
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,514
U.S. Treasury Notes, 4.50%, 5/31/29  52,695 53,774
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,040

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 2/15/35  31,330 32,008
674,720
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $712,707) 675,652
SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  2.4%
T. Rowe Price Government Reserve Fund, 4.36% (10)(11) 44,452 44,452
Total Short-Term Investments
(Cost $44,452) 44,452
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.36% (10)(11) 607 607
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 607
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (10)(11) 4,088 4,088
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,088
Total Securities Lending Collateral
(Cost $4,695) 4,695
Total Investments in Securities 101.9%
(Cost $1,981,323) $ 1,895,088
Other Assets Less Liabilities (1.9)% (34,821)
Net Assets 100.0% $ 1,860,267
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $224,249 and represents 12.1% of net assets.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,726 and represents 0.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at July 31, 2025.
(7) Insured by Assured Guaranty Incorporated
(8) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $31,988 and represents 1.7% of net assets.
(9) At July 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.1)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.1)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 9/1/54  2,565,000 (2,195)
Total TBA Sales Commitments (Proceeds $(2,191)) (2,195)

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 43,000 995 986 9
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 31,200 712 556 156
Total Centrally Cleared Credit Default Swaps,
Protection Sold 165
Total Centrally Cleared Swaps 165
Net payments (receipts) of variation margin to date (178)
Variation margin receivable (payable) on centrally cleared swaps $ (13)

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 252 U.S. Treasury Notes two year contracts 9/25 52,160 $ (61)
Short, 43 Ultra U.S. Treasury Notes ten year
contracts 9/25 (4,862) 7
Net payments (receipts) of variation margin to date 30
Variation margin receivable (payable) on open futures contracts $ (24)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 1,840++
Totals $ —# $ — $ 1,840+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 76,864  ¤  ¤ $ 49,147
Total $ 49,147^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,840 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $49,147.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM U.S. Bond Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE QM U.S. Bond Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,685,856 $ — $ 1,685,856
Asset-Backed Securities — 81,394 1,994 83,388
Non-U.S. Government
Mortgage-Backed Securities — 74,965 1,732 76,697
Short-Term Investments 44,452 — — 44,452
Securities Lending Collateral 4,695 — — 4,695
Total Securities 49,147 1,842,215 3,726 1,895,088
Swaps* — 165 — 165
Futures Contracts* 7 — — 7
Total $ 49,154 $ 1,842,380 $ 3,726 $ 1,895,260
Liabilities
TBA Sales Commitments $ — $ 2,195 $ — $ 2,195
Futures Contracts* $ 61 $ — $ — $ 61
Total $ 61 $ 2,195 $ — $ 2,256
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE QM U.S. Bond Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F134-054Q3 07/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.